Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Himax Technologies, Inc. (the Parent Company only)
Cash	$ 257,504	$ 218,148	$ 191,749	$ 221,581
Other current assets	56,845	43,471
Financial assets at fair value through profit or loss	52,520	25,694
Total assets	1,735,020	1,639,521
Current liabilities	799,509	706,634
Short-term secured borrowings	568,200	503,700
Total equity	902,139	896,327	863,702	893,821
Total liabilities and equity	1,735,020	1,639,521
Equity attributable to owners of parent
Himax Technologies, Inc. (the Parent Company only)
Cash	1,534	11,632	3,639	2,946
Other current assets	2,874	2,969
Financial assets at fair value through profit or loss	24,981	20,768
Investments in subsidiaries and affiliates	1,707,455	1,630,045
Total assets	1,736,844	1,665,414
Current liabilities	456	445
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	568,200	503,700
Debt borrowing from a subsidiary	246,296	236,708
Long-term unsecured borrowings	22,500	28,500
Total equity	893,392	890,061	$ 856,768	$ 892,572
Total liabilities and equity	$ 1,736,844	$ 1,665,414